UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:  940 Southwood Blvd.
          Suite 200
          Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	February 11, 2000

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  89

Form 13F Information Table Value Total: $652,864
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER             TITLE OF CLASS      CUSIP    (1000s)	      PRN AMT   PRN CALL DSCRETN MGRS   a) Sole  b) Shared  c) None
CNF Trust I $2.500          TE CONS SER A     12612V205  "8,073"      "160,500" SH        Sole          "160,500"      0        0
Crescent Real Estate        PFD CV A 6.75%    225756204  "2,216"      "146,500" SH        Sole          "146,500"      0        0
Emmis Communications Corp.  PFD CV SER A      291525202  "2,999"       "35,000" SH        Sole           "35,000"      0        0
Equity Residential Prop.    PFD CONV E 7%     29476L883  "9,396"      "397,700" SH        Sole          "397,700"      0        0
Freeport McMoran Copper     PFD CV 0.05 SH    35671D501  "1,255"       "68,850" SH        Sole           "68,850"      0        0
Lab Corp of America         PFD CVB PAYIN     50540R300  "8,862"      "127,507" SH        Sole          "127,507"      0        0
Lab Corp of America         PFD CV ESCH%A     50540R201 "28,273"      "406,800" SH        Sole          "406,800"      0        0
Metromedia Int'l Group Inc. PFD CONV%         591695200 "12,174"      "405,800" SH        Sole          "405,800"      0        0
National Australia Bank     CAP UTS EXCH BL   632525309  "6,455"      "222,800" SH        Sole          "222,800"      0        0
Prologis Trust              PFD CV SBI B      743410300  "9,555"      "386,075" SH        Sole          "386,075"      0        0
Treev PIK $0.84             PFD CONV SER A    894692201  "5,404"      "576,475" SH        Sole          "576,475"      0        0
AES Corportaion             JRSBDBCV 4.5%05   00130HAN5  "7,345"    "5,000,000" PRN       Sole               0         0        0
Action Performance Co.      SBNTCV4.75%05     004933AB3     260	      "500,000" PRN       Sole               0         0	0
Actvision Inc.              SBNTCV 6.75%05    004930AC7  "6,738"    "6,655,000" PRN       Sole               0         0	0
Affymetrix Inc.             SBNTCV 144A 06    00826TAA6  "8,291"    "5,500,000" PRN       Sole               0         0        0
Alpharma Inc.               SRSBNTCV 3%06     020813AD3  "3,727"    "3,400,000" PRN       Sole               0         0        0
Alpharma Inc.               SBNTCV 5.75%05    020813AB7  "2,865"    "2,400,000" PRN       Sole               0         0        0
Alza Corp.                  SUB LYON ZRO 14   022615AC2 "10,054"   "20,210,000" PRN       Sole               0         0        0
Alza Corp.                  SUB DB CONV 5%06  022615AD0 "14,951"   "14,205,000" PRN       Sole               0         0        0
American Tower Corp.        NT CV 6.25% 09    029912AB8  "4,219"    "3,000,000" PRN       Sole               0         0        0
At Home Corp.               SBNTCV 144A 06    045919AD9     717	      "750,000" PRN       Sole               0         0        0
Atrix Laboratories Inc.     SUB NT CONV 7%04  04962LAC5  "1,755"    "3,000,000" PRN       Sole               0         0        0
Aviron                      SBNTCV 5.75%05    053762AC4  "4,047"    "5,700,000" PRN       Sole               0         0        0
BankAtlantic Bancorp Inc.   SBDVCV 6.75%06    065908AB1  "2,321"    "2,637,000" PRN       Sole               0         0        0
BankAtlantic Bancorp Inc.   SBDBCV 5.625%07   065908AC9 "16,587"   "17,645,000" PRN       Sole               0         0        0
Centocor Inc.               SBDBCV 74.75%05   152342AE1  "5,719"    "4,300,000" PRN       Sole               0         0        0
Checkpoint Systems Inc.     SBDVCV 5.25%05    162825AB9  "1,974"    "2,650,000" PRN       Sole               0         0        0
Conexant Systems            SBNTCV 4.25%06    207148AB6  "7,391"    "2,500,000" PRN       Sole               0         0        0
DRS Technologies Inc.       SRSBDBCV 9%03     23330XAB6     916	      "805,000" PRN       Sole               0         0        0
Danka Business Systems      SUBNTCV 6.75%02   236277AB5  "1,174"    "1,430,000" PRN       Sole               0         0        0
Diamond Offshore Drill      SBNTCV 3.75%07    25271CAA0     508	      "500,000" PRN       Sole               0         0        0
Einstein/Noah Bagel Corp.   SBDBCV 7.25%04    282577AC9     509	    "1,050,000" PRN       Sole               0         0        0
Etoys Inc.                  SUBNTCV 144A04    297862AA2  "1,226"    "2,000,000" PRN       Sole               0         0        0
Family Golf Centers         SBNTCV 5.75%04    30701AAC0  "1,451"    "5,580,000" PRN       Sole               0         0        0
Financial Federal Corp.     SUBNTCV 4.5%05    317492AC0  "7,280"    "7,704,000" PRN       Sole               0         0        0
Four Seasons                LYON ZRO CPN 29   25100EAD6 "31,167"  "100,540,000" PRN       Sole               0         0        0
France Telecom              DEPBDCV 144A04    35177QAB1     463	      "350,000" PRN       Sole               0         0        0
Genesco Inc.                SUBNTCV 5.5%05    371532AL6  "1,793"    "2,135,000" PRN       Sole               0         0        0
HRPT Properties             SBDBCV-A 7.5%03   40426WAB7	 "1,786"    "1,965,000" PRN       Sole               0         0        0
Healthcare Realty Trust     SBDBCV 6.55%02    421946AA2  "1,302"    "1,510,000" PRN       Sole               0         0        0
Healthsouth Corp.           SBDBCV 3.25%03    421924AF8	 "4,696"    "6,020,000" PRN       Sole               0         0        0
Hilton Hotels Corp.         SubNTConv 5%06    432848AL3  "5,958"    "7,865,000" PRN       Sole               0         0        0
Homebase Inc.               SBNTCV 5.25% 04   43738EAB4  "4,636"    "7,600,000" PRN       Sole               0         0        0
Hometown Buffet             SUBNTCONV 7%02    437862AA3  "3,331"    "3,250,000" PRN       Sole               0         0        0
Inhale Therapeutics         SUBDBCV 144A06    457191AA2  "1,430"    "1,000,000" PRN       Sole               0         0        0
Interim Services Inc.       SUBNTCV 4.5%05    45868PAA8 "10,026"   "11,305,000" PRN       Sole               0         0        0
Interpublic Group Co. Inc.  SUBNTCV 1.8%06    460690AJ9 "11,696"   "10,260,000" PRN       Sole               0         0        0
Intevac Inc.                SBNTCV 6.5%04     461148AC2     129	      "225,000" PRN       Sole               0         0        0
Iomega Corp.                SBNTCV 6.75%01    462030AA5     955	    "1,000,000" PRN       Sole               0         0        0
Kellstrom                   SBNTCV 5.75%02    488035AC0 "10,708"   "15,575,000" PRN       Sole               0         0        0
Kulicke & Soffa             SUBNTCV 144A06    504242AC5     908	      "825,000" PRN       Sole               0         0        0
Lennar Corp.                SR DB CV ZRO 18   526057AA2 "11,911"   "30,250,000" PRN       Sole               0         0        0
MBL Intl Finance            GTD NT EXCH 3%02  55262XAA2  "2,692"    "2,425,000" PRN       Sole               0         0        0
Magna International Inc.    SUB DEB CV 5%02   559222AE4 "13,820"   "14,415,000" PRN       Sole               0         0        0
Magna International Inc.    SBDBCV 4.875%05   559222AG9 "22,350"   "26,140,000" PRN       Sole               0         0        0
Mail-Well Inc.              SUBNTCONV 5%02    560321AD3  "8,571"    "9,070,000" PRN       Sole               0         0        0
Metamor Worldwide Inc.      SBNTCV 2.94%04    59133PAA8  "1,713"    "2,000,000" PRN       Sole               0         0        0
NCS Healthcare Inc.         SBDBCV 5.75%04    628874AC3  "4,271"   "11,960,000" PRN       Sole               0         0        0
Network Associates Inc.     SB DB CV ZERO 18  640938AB2  "2,802"    "7,650,000" PRN       Sole               0         0        0
North American Vaccine      SUBNTCV 6.5%03    657201AC3  "2,201"    "2,840,000" PRN       Sole               0         0        0
Office Depot Inc.           LYON SUB ZERO 07  676220AA4 "21,638"   "33,225,000" PRN       Sole               0         0        0
Office Depot Inc.           LYON SUB ZERO 08  676220AB2  "4,095"    "6,045,000" PRN       Sole               0         0        0
Omnicare Inc.               SUB DEB CV 5%07   681904AD0 "26,126"   "38,705,000" PRN       Sole               0         0        0
Orbital Sciences Corp.      SB NT CV 5% 02    685564AC0  "4,110"    "4,800,000" PRN       Sole               0         0        0
Ortix Corporation           NT CONV 0.375%05  686330AA9     810	      "500,000" PRN       Sole               0         0        0
Pep Boys                    SUB LYON ZERO 11  713278AJ8     159	      "300,000" PRN       Sole               0	       0        0
Personnel Group             SBNTCV 5.75%04    715338AE9 "10,405"   "12,806,000" PRN       Sole               0         0        0
Petsmart Inc.               SB NT CV 6.75%04  716768AB2  "7,158"    "8,763,000" PRN       Sole               0         0        0
Phoenix Investment Partners SUB DB CONV 6%15  719085AA0 "15,727"   "14,732,500" PRN       Sole               0         0        0
Phototronics Inc.           SUB NT CONV 6%04  719405AA0  "3,406"    "2,900,000" PRN       Sole               0         0        0
Pier 1 Imports              SB NT CV 5.75%03  720279AF5 "21,070"   "20,965,000" PRN       Sole               0         0        0
Quadramed Corp.             SBDBCV 5.25%05    74730WAC5  "6,212"   "12,677,000" PRN       Sole               0         0        0
Reptron Electronics Inc.    SBNTCV 6.75%04    76026WAA7     458	      "840,000" PRN       Sole               0         0        0
Safeguard Securities Inc.   SBNTCV 144A 06    786449AD0  "2,259"    "1,000,000" PRN       Sole               0         0        0
Sanmina Corp. (144A)        SUBNTCV 4.25%04   800907AB3  "8,091"    "6,200,000" PRN       Sole               0         0        0
Seacor Holdings Inc.        SUBNTCV 5.375%06  811904AE1 "15,856"       "16,389" PRN       Sole               0         0        0
SpaceHab Inc.               SUB NT CONV 8%07  846243AC7     185	      "250,000" PRN       Sole               0         0        0
Standard Commerical Corp    SBDVCV 7.25% 07   853258AA9  "2,415"    "5,045,000" PRN       Sole               0         0        0
Standard Motor Products     SBDBCV 6.75%09    853666AB1  "6,553"    "8,210,000" PRN       Sole               0         0        0
Telefonos de Mexico         SRDBCV 4.25% 04   879403AD5 "27,803"   "21,305,555" PRN       Sole               0         0        0
Thermo Fibertek Inc.        SUBDBCV 144A04    88355WAA3 "17,978"   "22,472,000" PRN       Sole               0         0        0
Thermo Instrument Sys       SUBDBCONV 4%05    883559AE6  "1,404"    "1,910,000" PRN       Sole               0         0        0
Total Renal Care Hldg       SBNTCV 144A 7%09  89151AAA5     329	      "530,000" PRN       Sole               0         0        0
Tower Automotive Inc.       SBNTCV 5%04       891707AE1  "7,512"    "8,930,000" PRN       Sole               0         0        0
Triac Companies             SBDBCV ZERO 18    895918AB7 "13,954"   "61,000,000" PRN       Sole               0         0        0
U.S. Diagnostic Labs Inc.   SUBDBCONV 9%03    90328QAB4  "3,659"    "5,854,000" PRN       Sole               0         0        0
Verticalnet Inc.            SBDBCV 144A04     92532LAA5  "6,300"    "1,500,000" PRN       Sole               0         0        0
Waste Management Inc.       SUB NT CONV 4%02  94106LAA7 "18,139"   "20,775,000" PRN       Sole               0         0        0
Wellpoint Health Network    SBDBCV ZRO 19     94973HAA6 "30,913"   "48,020,000" PRN       Sole               0         0        0
Treev Inc.                  COM NEW           894692300     138	       "43,671" PRN       Sole               0         0        0

COLUMN TOTALS                                          "652,864"

